Stockholders’ Equity		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Equity [Abstract]
Stockholders’ Equity

Note 3 – Stockholders’ Equity

Preferred Stock

The Company is not authorized to issue any shares of preferred stock.

Common Stock

The Company is authorized to issue 1,000 shares of common stock with a par value of $0.001 per share.

On December 24, 2024, BTCS Inc., the Company’s former parent, paid $1,594 of formation costs on behalf of the Company in exchange for 100 shares of its common stock.

At December 31, 2024, there were 100 shares of common stock issued and outstanding, all of which were held by BTCS Inc.

Note 3 – Stockholders’ Equity

Preferred Stock

The Company is authorized to issue 100,000,000 shares of preferred stock with a par value of $0.001 per share. No preferred shares were issued or outstanding as of September 30, 2025.

Common Stock

The Company is authorized to issue 2,000,000,000 shares of common stock with a par value of $0.001 per share.

At December 31, 2024, there were 100 shares of common stock issued and outstanding, all of which were held by BTCS Inc., the Company’s former parent company.

On September 24, 2025, the Company repurchased and retired 100 shares of common stock from BTCS Inc. for $1,594.

At inception on December 24, 2024, BTCS Inc., the Company’s former parent, paid $1,594 of formation costs on behalf of the Company in exchange for 100 shares of its common stock.

In September 2025, the Company issued 100,000 shares of its common stock to its sole officer and director for $10,000 and 400,000 shares to BTCS Equity Partners LLC for $40,000.